Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

The consolidated provision for income taxes consists of the following:

	2015	2014	2013
Currently payable
Federal	$2,288,766	$1,399,794	$2,335,959
State	276,519	120,377	284,044

	2,565,285	1,520,171	2,620,003
Deferred (benefit) tax expense	(86,251)	307,920	(850,100)

Income tax expense	$2,479,034	$1,828,091	$1,769,903

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2015	2014	2013
Federal taxes based on statutory rate	$3,423,098	$3,154,469	$3,032,719
State income taxes, net of federal benefit	182,503	79,449	187,469
Tax-exempt investment interest	(928,246)	(1,006,536)	(1,159,571)
Other, net	(198,321)	(399,291)	(290,714)

Income tax expense	$2,479,034	$1,828,091	$1,769,903

At December 31, 2015 and December 31, 2014, net deferred tax assets consist of the following:

	2015	2014
Deferred tax assets
Allowance for loan losses	$2,414,691	$2,440,150
Deferred compensation liability	3,187,914	3,005,808
Intangible assets	30,516	92,276
Unrealized loss on securities available-for-sale	16,544	—
Unrealized loss on securities transferred to HTM	4,216,929	5,787,593
Other	538,744	570,076

Total	10,405,338	11,895,903
Deferred tax liabilities
Premises and equipment	1,123,247	1,149,615
Unrealized gain on available-for-sale securities	—	504,545
Other	116,674	113,002

Total	1,239,921	1,767,162

Net deferred tax asset	$9,165,417	$10,128,741

The net deferred tax asset of $9,165,417 and $10,128,741 at December 31, 2015 and 2014, respectively. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2015, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2015, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2012 through 2015. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2012 through 2015.